Acquisition (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Proforma Result of Operation [Line Items]
Net revenues	$ 737,255	$ 633,177
Net income attributable to Himax Technologies, Inc. stockholders	$ 49,262	$ 2,895
Basic and diluted earnings per share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.14	$ 0.01